Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Financial Risk Management Objectives and Policies
20.
Financial Risk Management Objectives and Policies

The Group’s principal financial assets comprise cash and cash equivalents, short-term deposits and accounts receivables. The main purpose of these financial assets is to invest the proceeds of capital contributions and upfront payments from collaboration agreements. The Group has various other financial instruments such as other receivables and trade accounts payables, which arise directly from its operations.

The main risks arising from the Group’s financial instruments are market risk and liquidity risk. The Board reviews and agrees on policies for managing these risks as summarized below. The Group also monitors the market price risk arising from all financial instruments.

Interest rate risk

The exposure of the Group to changes in interest rates relates to investments in deposits and to changes in the interest for overnight deposits.

Regarding the liabilities shown in the Consolidated Statement of Financial Position, the Group is currently not subject to interest rate risks.

Credit risk

Financial instruments that potentially subject us to concentrations of credit and liquidity risk consist primarily of cash and cash equivalents, accounts receivables and short-term deposits. Our cash and cash equivalents and short-term deposits are denominated in euros and U.S. dollars and maintained with six financial institutions in Germany and two in the United States. Our accounts receivables are denominated in U.S. dollars.

We continually monitor our positions with, and the credit quality of, the financial institutions and corporation, which are counterparts to our financial instruments and we are not anticipating non-performance. The maximum default risk corresponds to the carrying amount of the financial assets shown in the statement of financial position. We monitor the risk of a liquidity shortage. The main factors considered here are the maturities of financial assets, as well as expected cash flows from equity measures.

The maximum default risk is €475.4 million and €610.3 million as of December 31, 2025 and 2024, respectively. These amounts consist of €345.9 million and €236.7 million cash and cash equivalents, €6.1 million and €5.9 million accounts receivables as well as €123.4 million and €367.7 million other financial assets as of December 31, 2025 and 2024, respectively.

The cash and cash equivalents are held with banks, which are rated BBB+ to Aa3 by S&P and Moody’s. Short-term deposits are with banks, which are rated Aa3 and A1 by the rating agency Moody’s. The Group monitors the risk of a liquidity shortage. The main factors considered here are the maturities of financial assets as well as expected cash flows from equity measures.

Currency risk

Currency risk shows the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. In particular, it poses a threat if the value of the currency in which liabilities are priced appreciates relative to the currency of the assets. Our business transactions are generally conducted in euros and U.S. dollars. We aim to match EUR cash inflows with EUR cash outflows and U.S. dollar cash inflows with U.S. dollar cash outflows where possible. Our objective of currency risk management is to identify, manage and control currency risk exposures within acceptable parameters.

Our cash and cash equivalents were €345.9 million as of December 31, 2025. Approximately 95% of our cash and cash equivalents were held in Germany, of which approximately 39% were denominated in euros and 61% were denominated in U.S. dollars. The remainder of our cash and cash equivalents are held in the United States and denominated in U.S. dollars. Additionally, we have short-term deposits classified as other financial assets denominated in euros in the amount of €45.6 million and U.S. dollars in the amount of €77.8 million as of December 31, 2025.

The Group recognized significant foreign exchange income and losses in 2025 and 2024, as Immatics N.V.’s and Immatics GmbH’s functional currency is euro, due to significant holdings of U.S. dollar amounts.

Cash and cash equivalents and other financial assets balances denominated in U.S. dollars held by entities with functional currency of euro are as follows:

Cash, cash equivalents and other financial assets of Immatics N.V. and Immatics GmbH held in USD

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Cash and cash equivalents	198,974	76,351
Other financial assets	77,792	268,423
Total assets exposed to the risk	276,766	344,774

Conversion rate EUR/USD as of December 31, 2025: 1/1.175

Sensitivity analysis of Immatics N.V. and Immatics GmbH for 2025:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.2925	(25,161)	251,605
Euro strengthens by 10% against U.S. dollars	1.0575	30,752	307,517

In 2025, if the euro had weakened/strengthened by 10% against U.S. dollars by considering that all other variables held constant, the Group’s profit would have been €25.2 million lower/€30.8 million higher, resulting from foreign exchange on translation of U.S. dollar assets of Immatics N.V. and Immatics GmbH.

Sensitivity analysis of Immatics N.V. and Immatics GmbH for 2024:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.1428	(31,343)	313,431
Euro strengthens by 10% against U.S. dollars	0.9350	38,308	383,083

In 2024, if the euro had weakened/strengthened by 10% against U.S. dollars by considering that all other variables held constant, the Group’s profit would have been €31.3 million lower/€38.3 million higher, resulting from foreign exchange on translation of U.S. dollar assets of Immatics N.V. and Immatics GmbH.

The wholly-owned subsidiary Immatics US, Inc. is located in the United States and has U.S. dollars as its functional currency. Therefore, the Group is subject to currency fluctuations that would affect the other comprehensive income and equity of the Group.

Sensitivity analysis of Immatics US, Inc. for 2025:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.2925	(4,541)	45,408
Euro strengthen by 10% against U.S. dollars	1.0575	5,550	55,499

Sensitivity analysis of Immatics US, Inc. for 2024:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.1428	(7,395)	73,953
Euro strengthen by 10% against U.S. dollars	0.9350	9,039	90,387

Liquidity risk

The Group continuously monitors its risk to a shortage of funds. The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of capital raises.

As of December 31, 2025, and 2024, the Group held the following funds to counteract liquidity risk.

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Cash and cash equivalents	345,918	236,748
Short-term deposits	123,419	367,704
Total funds available	469,337	604,452

Market risk and currency risk of warrants

During the year ended December 31, 2025 and the year ended December 31, 2024 we were exposed to financial risks of changes in price of the warrants. As the warrants are recognized at fair value on the consolidated statement of financial position of the Group, our exposure to market risks results from the volatility of the warrants price. The Warrants were publicly traded at the Nasdaq Stock Exchange.

On July 1, 2025, the Company’s public warrants expired. As a result, the related warrant liabilities were derecognized from the Statement of Financial Position on that date, with a respective impact on the Statement of Profit or Loss for the year ended December 31, 2025.

Since the warrants expired during the year ended December 31, 2025, a reasonable increase (decrease) in the warrant price by 10%, with all other variables held constant, would lead to no impact in equity as of December 31, 2025. A reasonable increase/decrease in the warrant price by 10%, with all other variables held constant, would lead to a loss/gain before tax of €0.2 million with a corresponding effect in the equity as of December 31, 2024.

Currency risk shows the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. The warrants are traded in U.S. dollar while the functional currency of Immatics N.V. is euro.

If the euro had weakened/strengthened by 10% against U.S. dollars, with all other variables held constant, the Group’s gain/loss before tax would not have an effect in equity as of December 31, 2025, since the warrants expired during the year ended December 31, 2025.

If the euro had weakened/strengthened by 10% against U.S. dollars, with all other variables held constant, the Group’s gain/loss before tax would be €0.2 million/(€0.2 million) with a corresponding effect in the Statement of Profit or Loss as of December 31, 2024.

The risks associated with our warrants result in non-cash, non-operating financial statement effects and have no impact on the Company’s cash position, operating expenses or cash flows.

Capital management

The Group’s capital management objectives are designed primarily to finance our growth strategy.

The Group reviews the total amount of cash on a regular basis. As part of this review, the Group considers the total cash and cash equivalents and other financial assets, the cash outflow, currency translation differences and refinancing activities. The Group monitors cash using a burn rate. The cash burn rate is defined as the average monthly net cash flow from operating and investing activities during a financial year. In general, the aim is to maximize the financial resources available for further research and development projects. The Group is not subject to externally imposed capital requirements. The Group’s capital management objectives were achieved in the reporting year.